Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 3,807,764	$ 3,466,611	$ 3,096,550		$ 2,797,839
Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	1,915,115	1,868,015	1,818,508		1,834,169
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 2,456,800	$ 2,160,173	$ 1,791,740		1,323,091
Impact of Change in Accounting Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity					(53,789)
Impact of Change in Accounting Policy | Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				$ (54,100)	(54,052)
Impact of Change in Accounting Policy | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				$ 300	$ 263